Inventories	6 Months Ended
Dec. 31, 2023
Inventories
Inventories

19Inventories

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Finished goods	4,024	3,165	3,272

The cost of inventories recognized as an expense and included in operating expenses for the six months ended 31 December 2023 amounted to £8,614,000 (year ended 30 June 2023: £12,307,000; six months ended 31 December 2022: £7,042,000).